Sales Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Sales Revenue
Schedule of Sales Revenue

	January 1 – June 30, 2019			January 1 – June 30, 2018
Sales revenue in EUR thousands	Revenue from product sales	Revenue from development projects	Other	Revenue from product sales	Revenue from development projects	Other
Germany	2,154	0	0	1,184	0	0
Europe	1,357	0	0	1,211	0	0
U.S.	10,231	0	0	6,443	0	0
other regions	0	162	0	0	91	40
Total	13,742	162	0	8,838	91	40